Note 9 - Employee Benefits (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Health Insurance Coverage Expense		$ 3,549,189	$ 3,479,447	$ 3,360,633
Defined Contribution Plan, Employer Discretionary Contribution Amount		68,467	68,502	52,524
Share-based Payment Arrangement, Expense		$ 980,549	$ 2,224,620	787,100
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0
Services and Performance Based Shares [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 2 months 12 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 340,000
The 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		441,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		30,360
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense		$ 124,838	$ 96,407	$ 53,084
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		30,360	35,810	31,380